Statement of Convertible Preferred Stock and Stockholders' Deficit (USD $)	Total	Series A Junior Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Comprehensive Loss
Balance at Dec. 31, 2008	$ (74,996,000)	$ 93,000	$ 32,843,000	$ 87,352,000		$ 8,013,000	$ 247,000	$ (83,256,000)
Balance (in shares) at Dec. 31, 2008		61,664	1,599,997	10,146,629	320,424
Increase (Decrease) in Stockholders' Equity
Net loss	(15,089,000)							(15,089,000)	(15,089,000)
Unrealized gain from available-for-sale securities	(232,000)						(232,000)		(232,000)
Total comprehensive loss	(15,321,000)								(15,321,000)
Stock-based compensation expense	125,000					125,000
Accretion of Preferred Stock issuance costs	(181,000)			181,000		(181,000)
Accretion of Preferred Stock to redemption value	(9,851,000)		2,627,000	7,224,000		(7,954,000)		(1,897,000)
Accretion of Preferred Stock investor rights/obligations	(1,374,000)			1,374,000				(1,374,000)
Balance at Dec. 31, 2009	(101,598,000)	93,000	35,470,000	96,131,000		3,000	15,000	(101,616,000)
Balance (in shares) at Dec. 31, 2009		61,664	1,599,997	10,146,629	320,424
Increase (Decrease) in Stockholders' Equity
Net loss	(14,630,000)							(14,630,000)	(14,630,000)
Unrealized gain from available-for-sale securities	(18,000)						(18,000)		(18,000)
Total comprehensive loss	(14,648,000)								(14,648,000)
Issuance of Common Stock	2,000					2,000
Issuance of Common Stock (in shares)					2,383
Stock-based compensation expense	134,000					134,000
Accretion of Preferred Stock issuance costs	(173,000)			173,000		(136,000)		(37,000)
Accretion of Preferred Stock to redemption value	(10,651,000)		2,839,000	7,812,000				(10,651,000)
Accretion of Preferred Stock investor rights/obligations	(1,318,000)			1,318,000				(1,318,000)
Balance at Dec. 31, 2010	(128,252,000)	93,000	38,309,000	105,434,000	0	3,000	(3,000)	(128,252,000)
Balance (in shares) at Dec. 31, 2010		61,664	1,599,997	10,146,629	322,807
Increase (Decrease) in Stockholders' Equity
Net loss	(22,597,000)							(22,597,000)	(22,597,000)
Unrealized gain from available-for-sale securities	3,000						3,000		3,000
Total comprehensive loss	(22,594,000)								(22,594,000)
Issuance of Common Stock	0
Stock-based compensation expense	106,000					106,000
Balance at Jun. 30, 2011	$ (94,648,000)	$ 0	$ 0	$ 0	$ 0	$ 7,833,000	$ 0	$ (102,481,000)
Balance (in shares) at Jun. 30, 2011		0	0	0	591,644